STOCKHOLDER'S EQUITY (Details Textual) (USD $)					12 Months Ended			12 Months Ended
	Dec. 31, 2013	Nov. 20, 2013	Dec. 31, 2012	Dec. 31, 2012 Preferred Stock [Member]	Dec. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Series A-1 [Member] Preferred Stock [Member]	Dec. 31, 2012 Series A-2 [Member] Preferred Stock [Member]	Dec. 31, 2013 Series A-3 [Member]	Dec. 31, 2012 Series A-3 [Member] Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Authorized		5,000,000	10,000,000	5,426,844		940,000	736,844		3,750,000
Preferred Stock, Shares Issued						940,000	736,844		1,500,000
Stock Issued During Period, Shares, Conversion of Convertible Securities					6,591,494
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants								$ 1,500,000
Preferred Stock, Par or Stated Value Per Share								$ 0.001
Proceeds from Issuance of Preferred Stock and Preference Stock								$ 6,000,000
Common Stock Shares Outstanding	11,687,747		10,351,294		11,687,747